Provisions (Tables)	12 Months Ended
Mar. 31, 2020
Provisions [abstract]
Schedule of changes in provisions
The movements in the provisions are as follows:

	JPY (millions)
	Litigation (Note 32)	Restructuring	Rebates and return reserves	Other	Total
As of April 1, 2018	¥23,182	¥12,616	¥101,841	¥23,184	¥160,823
Increases	10,382	30,547	441,188	13,208	495,325
Assumed through business combination	29,570	14,506	218,852	10,434	273,362
Decreases (utilized)	(11,426)	(8,594)	(462,335)	(10,836)	(493,191)
Decreases (reversed)	(3,146)	(679)	(11,447)	(3,335)	(18,607)
Deconsolidation	(1,032)	—	(994)	(295)	(2,321)
Foreign currency translation differences	(755)	1,285	8,138	(1,575)	7,093
As of March 31, 2019	¥46,775	¥49,681	¥295,243	¥30,785	¥422,484
Adoption of IFRS 16	—	(129)	—	(10,070)	(10,199)
As of April 1, 2019	¥46,775	¥49,552	¥295,243	¥20,715	¥412,285
Increases	24,238	59,484	771,233	27,114	882,069
Decreases (utilized)	(18,911)	(59,414)	(738,242)	(11,705)	(828,272)
Decreases (reversed)	(1,965)	(1,360)	(4,940)	(486)	(8,751)
Deconsolidation	—	—	—	(40)	(40)
Foreign currency translation differences	(426)	(3,215)	(7,004)	(3,796)	(14,441)
As of March 31, 2020	¥49,711	¥45,047	¥316,290	¥31,802	¥442,850

Restructuring expenses
Restructuring expenses recorded are as follows:

	JPY (millions) For the Year Ended March 31
	2018	2019	2020
Cash:
Severance	¥6,397	¥17,574	¥33,538
Consulting fees	7,205	19,040	18,086
Other	16,528	44,906	78,746
Total	¥30,130	¥81,520	¥130,370
Non-Cash:
Depreciation and impairment	¥14,606	¥1,442	¥50,670
Total	¥44,736	¥82,962	¥181,040